INVESTMENT IN AN AFFILIATED COMPANY (Tables)	12 Months Ended
Dec. 31, 2013
INVESTMENT IN AN AFFILIATED COMPANY [Abstract]
Reconciliation of the Share in Income (Loss), Impairment of Investment in FAvS and Gain from Dilution
A reconciliation of the share in results of affiliated company and impairment of share in affiliated company for each of the years ended December 31, 2013, 2012 and 2011:

	Year ended December 31,
	2013	2012	2011

Share in income (loss) related to common stockholders	$837	$(653)	$192
Share in income related to preferred stock	187	197	139
Impairment of in affiliated company	-	(3,300)	-
Gain from dilution of interests in affiliated company	-	-	240
Net income (loss)	$1,024	$(3,756)	$571

Schedule of Summarized Balance Sheets Financial Information for Equity Method Investment
Condensed financial information from FAvS consolidated balance sheets as of December 31, 2013 and 2012:

	December 31,
	2013	2012

Current assets	$10,179	$31,090
Long-term assets	8,954	9,742
Total assets	19,133	40,832

Current liabilities	6,522	31,476
Long-term liabilities	4,471	4,196
Total liabilities	$10,993	$35,672

Schedule of Summarized Statement of Operations Financial Information for Equity Method Investment
Condensed financial information from FAvS consolidated statements of operations for each of the three years in the period ended December 31, 2013:

	Year ended December 31,
	2013	2012	2011

Net sales	$23,445	$21,579	$20,515
Gross profit	6,182	9,202	8,626
Loss from continuing operations	(341)	(1,476)	630
Net income (loss)	3,158	(12,979)	(94)
Income (loss) attributable to common stockholders	$2,821	$(13,271)	$(345)